Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

Note 13. Supplemental Cash Flow Information

(In millions)	2013	2012	2011

Cash Paid (Refunded) For:
Interest	$215.1	$230.0	$120.6

Income Taxes - Continuing Operations	$230.0	$331.1	$352.9

Income Taxes - Discontinued Operations	$(3.7)	$(44.0)	$149.1

Non-cash Activities
Fair value of assets of acquired businesses and product lines	$—	$1,172.0	$7,041.1
Cash paid for acquired businesses and product lines	—	(1,086.6)	(5,894.1)

Liabilities assumed of acquired businesses and product lines	$—	$85.4	$1,147.0

Fair value of available-for-sale investments contributed to defined
benefit plans	$27.1	$—	$—

Declared but unpaid dividends	$55.8	$54.7	$—

Issuance of stock upon vesting of restricted stock units	$64.2	$29.3	$22.7